Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.84031%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,076,096.33

Principal:
Principal Collections	$28,856,459.41
Prepayments in Full	$11,207,055.46
Liquidation Proceeds	$324,447.49
Recoveries	$60,696.00
Sub Total	$40,448,658.36
Collections	$43,524,754.69

Purchase Amounts:
Purchase Amounts Related to Principal	$30,619.94
Purchase Amounts Related to Interest	$100.19
Sub Total	$30,720.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,555,474.82

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,555,474.82
Servicing Fee	$909,539.99	$909,539.99	$0.00	$0.00	$42,645,934.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,645,934.83
Interest - Class A-2a Notes	$459,956.51	$459,956.51	$0.00	$0.00	$42,185,978.32
Interest - Class A-2b Notes	$372,562.47	$372,562.47	$0.00	$0.00	$41,813,415.85
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$39,875,666.52
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$39,274,453.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,274,453.02
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$39,075,893.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,075,893.77
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$38,938,564.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,938,564.27
Regular Principal Payment	$39,111,599.68	$38,938,564.27	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,555,474.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,938,564.27
Total					$38,938,564.27

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,934,493.57	$75.02	$459,956.51	$1.44	$24,394,450.08	$76.46
Class A-2b Notes	$15,004,070.70	$75.02	$372,562.47	$1.86	$15,376,633.17	$76.88
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$38,938,564.27	$24.66	$3,707,370.56	$2.35	$42,645,934.83	$27.01

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$122,112,349.04	0.3827493	$98,177,855.47	0.3077290
Class A-2b Notes	$76,549,867.77	0.3827493	$61,545,797.07	0.3077290
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$953,822,216.81	0.6040902	$914,883,652.54	0.5794290

Pool Information
Weighted Average APR	3.359%	3.374%
Weighted Average Remaining Term	44.00	43.22
Number of Receivables Outstanding	40,691	39,967
Pool Balance	$1,091,447,992.47	$1,050,702,887.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$993,595,481.44	$957,313,269.58
Pool Factor	0.6253630	0.6020174

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$93,389,617.98
Targeted Overcollateralization Amount	$135,992,270.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$135,819,235.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$326,522.61
(Recoveries)		25	$60,696.00
Net Loss for Current Collection Period			$265,826.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2923%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3458%
Second Prior Collection Period			0.4174%
Prior Collection Period			0.4018%
Current Collection Period			0.2978%
Four Month Average (Current and Prior Three Collection Periods)			0.3657%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		839	$3,927,300.09
(Cumulative Recoveries)			$347,750.27
Cumulative Net Loss for All Collection Periods			$3,579,549.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2051%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,680.93
Average Net Loss for Receivables that have experienced a Realized Loss			$4,266.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	318	$10,709,346.94
61-90 Days Delinquent	0.17%	45	$1,754,106.68
91-120 Days Delinquent	0.05%	14	$514,344.61
Over 120 Days Delinquent	0.05%	13	$474,855.07
Total Delinquent Receivables	1.28%	390	$13,452,653.30

Repossession Inventory:
Repossessed in the Current Collection Period		18	$829,257.82
Total Repossessed Inventory		38	$1,503,797.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1517%
Prior Collection Period			0.1573%
Current Collection Period			0.1801%
Three Month Average			0.1630%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2611%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$3,291,173.09
2 Months Extended	179	$6,760,686.73
3+ Months Extended	16	$535,145.11

Total Receivables Extended	286	$10,587,004.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer